Schedule of Investments
August 31, 2021 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 90.95%
Automobiles - 0.93%
Ferrari NV (a)	22,928	$4,984,547
Banks - 5.51%
Bank of America Corp.	127,297	5,314,650
HDFC Bank Ltd. - ADR	69,216	5,420,305
JPMorgan Chase & Co.	35,532	5,683,343
Wells Fargo & Co.	288,656	13,191,579
		29,609,877
Beverages - 1.66%
PepsiCo., Inc.	56,870	8,893,899
Capital Markets - 13.69%
Moody's Corp.	69,508	26,466,561
MSCI, Inc.	51,096	32,424,500
S&P Global, Inc. (b)	11,256	4,995,638
The Charles Schwab Corp.	132,456	9,649,419
		73,536,118
Commercial Services & Supplies - 3.24%
Copart, Inc. (c)	120,695	17,418,702
Hotels, Restaurants & Leisure - 1.41%
Booking Holdings, Inc. (c)	3,294	7,575,113
Household Products - 3.05%
Colgate-Palmolive Co.	99,311	7,741,293
The Procter & Gamble Co. (d)	60,754	8,650,762
		16,392,055
Insurance - 9.54%
Aon PLC - Class A (d)	66,807	19,164,256
Marsh & McLennan Cos, Inc.	100,424	15,786,653
The Progressive Corp.	168,897	16,271,537
		51,222,446
Interactive Media & Services - 9.19%
Alphabet, Inc. - Class C (c)	8,401	24,440,525
Facebook, Inc. - Class A (b)(c)	50,331	19,094,575
Tencent Holdings Ltd. - ADR	94,651	5,836,181
		49,371,281
Internet & Direct Marketing Retail - 3.48%
Alibaba Group Holding Ltd. - ADR (b)(c)	17,184	2,869,556
Amazon.com, Inc. (c)(b)	4,558	15,819,861
		18,689,417
IT Services - 4.31%
MasterCard, Inc. - Class A	57,685	19,972,278
Visa, Inc. - Class A (b)	13,925	3,190,217
		23,162,495
Personal Products - 7.98%
L'Oreal SA (a)(e)	37,449	17,523,543
The Estee Lauder Companies, Inc. - Class A	50,896	17,329,579
Unilever PLC - ADR	143,369	7,982,786
		42,835,908
Professional Services - 4.76%
CoStar Group, Inc. (b)(c)	97,790	8,286,724
Verisk Analytics, Inc. (b)	85,668	17,284,376
		25,571,100
Real Estate Management & Development - 3.96%
CBRE Group, Inc. - Class A (c)	220,838	21,266,700
Software - 8.41%
Adobe, Inc. (b)(c)	12,828	8,513,944
Intuit, Inc. (b)	17,911	10,139,596
Microsoft Corp. (b)	87,856	26,521,969
		45,175,509
Technology Hardware, Storage & Peripherals - 1.18%
Apple, Inc. (b)	41,807	6,347,557
Textiles, Apparel & Luxury Goods - 8.65%
Adidas AG (a)	18,342	6,506,936
Hermes International (a)	7,311	10,743,092
LVMH Moet Hennessy Louis Vuitton SE (a)	12,432	9,200,842
NIKE, Inc. - Class B	121,659	20,042,104
		46,492,974
TOTAL COMMON STOCKS (Cost $238,454,775)		488,545,698

	Principal
SHORT-TERM INVESTMENTS - 6.05%	Amount
U.S. Treasury Bills - 6.05%
0.004%, 10/07/2021 (f)	$2,756,000	$2,755,952
0.004%, 10/14/2021 (f)	1,026,000	1,025,982
0.004%, 10/21/2021 (f)	35,000	34,999
0.020%, 10/26/2021 (f)	380,000	379,971
0.007%, 10/28/2021 (f)	590,000	589,985
0.014%, 11/04/2021 (f)	17,831,000	17,829,653
0.002%, 11/12/2021 (f)	1,442,000	1,441,863
0.023%, 11/18/2021 (f)	342,000	341,969
0.022%, 11/23/2021 (f)	1,595,000	1,594,879
0.010%, 11/26/2021 (f)	265,000	264,973
0.012%, 12/02/2021 (f)	289,000	288,970
0.010%, 12/09/2021 (f)	253,000	252,970
0.016%, 12/16/2021 (f)	184,000	183,978
0.019%, 12/23/2021 (f)	335,000	334,957
0.020%, 12/30/2021 (f)	1,712,000	1,711,743
0.021%, 01/06/2022 (f)	269,000	268,962
0.015%, 01/13/2022 (f)	76,000	75,989
0.021%, 01/20/2022 (f)	419,000	418,934
0.025%, 01/27/2022 (f)	377,000	376,942
0.018%, 02/03/2022 (f)	359,000	358,938
0.020%, 02/10/2022 (f)	648,000	647,876
0.019%, 02/17/2022 (f)	372,000	371,921
0.020%, 02/24/2022 (f)	944,000	943,769
TOTAL SHORT-TERM INVESTMENTS (Cost $32,497,565)		32,496,175

Total Investments (Cost $270,952,340) - 97.00%	521,041,873
Other Assets in Excess of Liabilities - 3.00%	16,109,045
TOTAL NET ASSETS - 100.00%	$537,150,918

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Foreign issued security.
(b)	Security held in connection with options written.
(c)	Non-income producing.
(d)	A portion of this security is pledged as collateral on options written. As of August 31, 2021, the value of collateral is $11,471,714.
(e)	Illiquid security. At August 31, 2021, a portion of this security was deemed illiquid. The amount of illiquid securities $16,052,368 or 2.99% of net assets.
(f)	Reflects the annualized yield on the date of purchase for discounted investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Options Written
August 31, 2021 (Unaudited)
YCG Enhanced Fund

	Contracts	Notional Amount	Value
CALL OPTIONS (a)
Wells Fargo & Co.
Expiration: October 2021; Exercise Price: $47.50	1,443	6,854,250	186,147
Expiration: October 2021; Exercise Price: $50.00	1,443	7,215,000	83,694
Total Call Options Written (Premiums received $673,037)			269,841
PUT OPTIONS
Adobe, Inc.
Expiration: September 2021; Exercise Price: $610.00	110	6,710,000	15,070
Alibaba Group Holding Ltd.
Expiration: November 2021; Exercise Price: $160.00	180	2,880,000	183,600
Amazon.com, Inc.
Expiration: November 2021; Exercise Price: $3,280.00	12	3,936,000	108,240
Apple, Inc.
Expiration: October 2021; Exercise Price: $150.00	460	6,900,000	188,600
Expiration: November 2021; Exercise Price: $150.00	18	270,000	11,700
CoStar Group, Inc.
Expiration: October 2021; Exercise Price: $88.00	470	4,136,000	218,550
Expiration: November 2021; Exercise Price: $83.00	25	207,500	9,125
Expiration: November 2021; Exercise Price: $85.00	106	901,000	48,760
Facebook, Inc.
Expiration: October 2021; Exercise Price: $350.00	67	2,345,000	23,919
Intuit, Inc.
Expiration: October 2021; Exercise Price: $510.00	120	6,120,000	45,000
Microsoft Corp.
Expiration: November 2021; Exercise Price: $290.00	18	522,000	13,158
S&P Global, Inc.
Expiration: October 2021; Exercise Price: $420.00	54	2,268,000	24,840
Verisk Analytics, Inc.
Expiration: September 2021; Exercise Price: $175.00	30	525,000	975
Expiration: October 2021; Exercise Price: $190.00	27	513,000	4,590
Visa, Inc.
Expiration: September 2021; Exercise Price: $230.00	161	3,703,000	63,595
Expiration: September 2021; Exercise Price: $235.00	180	4,230,000	127,800
Expiration: October 2021; Exercise Price: $250.00	78	1,950,000	169,650
Expiration: November 2021; Exercise Price: $235.00	12	282,000	14,616
Expiration: November 2021; Exercise Price: $240.00	12	288,000	18,780
Total Put Options Written (Premiums received $2,680,187)			1,290,568
Total Options Written (Premiums received $3,353,224)			$1,560,409

(a) Exchange Traded

Valuation Measurements
Securities which are traded on a national stock exchange are valued at the last sale prices on the securities exchange on which such securities are primarily traded. Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq official Closing Price.  Exchange-traded securities for which there were no transactions are valued a the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security's fair value would be determined, as described below. Debt securities (other than those valued using the amortized cost method) are valued at the market price furnished by a national pricing service, if available, and otherwise at the most recent bid quotation or evaluated price, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.  Options written or purchased by the Fund are valued at the last sales price.  If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining fair value. Fair value in this context is the value of securities for which no readily available market quotations exist by the Adviser pursuant to procedures established by and under the supervision of the Board.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$472,493,330	$16,052,368	$-	$488,545,698
Short-Term Investments	-	32,496,175	-	32,496,175
Total Investments in Securities	$472,493,330	$48,548,543	$-	$521,041,873
Liabilities
Other Financial Instruments**
Options Written	$277,410	$1,282,999	$-	$1,560,409

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of August 31, 2020, the Fund held securities with a value of $9,580,011 and cash of $9,219,506 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of August 31, 2021:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$1,560,409

The average monthly market value of options written during the period ended August 31, 2021 was $1,746,461.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.